Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Total		Number of Shares [member]		Issued Capital [member]	Share Purchase Warrants Reserve [member]	Share Purchase Options Reserve [member]	Reserves Restricted Share Units Reserve [member]	LTI revaluation reserve (net of tax) [member]		Total Reserves [member]		Retained Earnings [member]
Balance at beginning of period at Dec. 31, 2022		$ 6,717,675				$ 3,752,662	$ 83,077	$ 22,578	$ 8,142	$ (47,250)	[1]	$ 66,547		$ 2,898,466
Balance, shares at beginning of period at Dec. 31, 2022		452,318,526		452,319,000
Total comprehensive income
Net earnings	[1]	$ 537,644												537,644
OCI	[1]	(22,913)								(22,913)		(22,913)
Total comprehensive income		514,731								(22,913)	[1]	(22,913)		537,644
SBC expense	[1]	6,438						2,607	3,831			6,438
Options exercised	[1]	$ 11,782				14,060		(2,278)				(2,278)
Options exercised, shares		488,922	[2]	489,000	[1]
RSUs released	[1]					3,967			(3,967)			(3,967)
RSUs released, shares		119,827	[2]	119,000	[1]
Dividends (Note 18.2)		$ (265,110)				6,634								(271,744)
Dividends (Note 18.2), shares		141,979	[3]	142,000
Warrant expiration		$ 0					(83,077)					(83,077)		83,077
Realized gain on disposal of LTIs ¹ (Note 19.3)		(45)								(841)	[1]	(841)	[1]	841	[1]
Balance end of period at Dec. 31, 2023		$ 6,985,516				$ 3,777,323	$ 0	22,907	8,006	(71,004)	[1]	(40,091)		3,248,284
Balance, shares at end of period at Dec. 31, 2023		453,069,254		453,069,000		453,069,254
Total comprehensive income
Net earnings		$ 529,140												529,140
OCI	[1]	3,797								3,797		3,797
Total comprehensive income		532,937								3,797	[1]	3,797		529,140
SBC expense	[1]	6,703						2,837	3,866			6,703
Options exercised	[1]	$ 13,273				$ 15,656		(2,383)				(2,383)
Options exercised, shares		500,017	[2]	500,000	[1]
RSUs released	[1]					3,013			(3,013)			(3,013)
RSUs released, shares		69,494	[2]	69,000	[1]
Dividends (Note 18.2)		$ (279,050)				2,116								(281,166)
Dividends (Note 18.2), shares		38,534	[3]	39,000
Realized gain on disposal of LTIs ¹ (Note 19.3)		$ 32,225								(28,516)	[1]	(28,516)	[1]	28,516	[1]
Balance end of period at Dec. 31, 2024		$ 7,259,379				$ 3,798,108		$ 23,361	$ 8,859	$ (95,723)	[1]	$ (63,503)		$ 3,524,774
Balance, shares at end of period at Dec. 31, 2024		453,677,299		453,677,000		453,677,299

[1]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.
[2]	The weighted average price of share purchase options exercised and restricted share units released represents the respective exercise price.
[3]	The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares. The weighted average price for common shares issued under the DRIP represents the volume weighted average price of the common shares on the five trading days preceding the dividend payment date.